LONG-TERM RECEIVABLE, NET (Details)	Dec. 20, 2020 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2023	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 29, 2022	Dec. 20, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of repayment agreements	2							2
Amount after allowance for credit loss	$ 935,170				$ 413,903	¥ 3,019,507		¥ 6,422,747
Annual rate of interest	2.00%			1.00%				2.00%
Number of entities that entered into amended repayment agreement							2
Long-term accounts receivable			$ 101,820
Long-term accounts receivable, net		$ 0	82,681
Shanghai Mingzhe Office Equipment Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross long-term other receivables	$ 1,065,517							¥ 7,733,396
Annual rate of interest on the unpaid balance of other receivables	2.00%							2.00%
Amount of allowance for credit loss		154,648	147,103
Amount after allowance for credit loss of other receivables		$ 375,228	336,549
Third party suppliers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of allowance for credit loss			671,088
Amount after allowance for credit loss of other receivables			$ 344,304
Number of suppliers	2